Prospectus Supplement

John Hancock Funds II

Supplement dated October 15, 2018 to the current Prospectus (the “Prospectus”), as may be supplemented

Floating Rate Income Fund (the “fund”)

Jonathan DeSimone will be retiring in the second quarter of 2019 as a portfolio manager of the fund. Following Mr. DeSimone’s retirement, Andrew Carlino and Kim Harris will continue as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated October 15, 2018 to the current Statement of Additional Information (the “SAI”), as may be supplemented

Floating Rate Income Fund (the “fund”)

Jonathan DeSimone will be retiring in the second quarter of 2019 as a portfolio manager of the fund. Following Mr. DeSimone’s retirement, Andrew Carlino and Kim Harris will continue as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this Supplement in conjunction with the SAI and retain it for future reference.